Property, Plant and Equipment (Detail Textuals) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Expenditure for constructions in property, plant and equipment			$ 3,948
Refinery And Power Plants
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value of temporarily idle power plant	26,412
Capitalized costs included in the carrying amount of power plant	$ 350